UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/04/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           62

Form 13F Information Table Value Total: $         213,426



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     4328    59000 SH       SOLE                    59000
ABBOTT LABS                    COM              002824100      907    21400 SH       SOLE                    21400
AGNICO-EAGLE MINES             COM              008474108      178    12000 SH       SOLE                                      12000
ALCOA INC.                     COM              013817101     4825   197600 SH       SOLE                   193600              4000
ALTERA                         COM              021441100     2458   128600 SH       SOLE                   121600              7000
ANHEUSER BUSCH COS INC         COM              035229103      461    10700 SH       SOLE                    10700
APPLIED MATLS INC              COM              038222105     9643   568600 SH       SOLE                   564100              4500
AVON PRODUCTS                  COM              054303102      432    16000 SH       SOLE                    15000              1000
BAXTER INTL.                   COM              071813109     6511   163300 SH       SOLE                   163300
BEA SYSTEMS INC                COM              073325102     4394   488800 SH       SOLE                   478800             10000
BRISTOL MYERS- SQUIBB          COM              110122108     7543   313500 SH       SOLE                   311500              2000
CALPINE CORP                   COM              131347106      155    60000 SH       SOLE                                      60000
CISCO SYSTEMS                  COM              17275R102     7198   401700 SH       SOLE                   394800              6900
COEUR D ALENE MINES            COM              192108108      217    51400 SH       SOLE                                      51400
COSTCO WHOLESALE CORP.         COM              22160K105      689    16000 SH       SOLE                    15000              1000
DELL COMPUTER CORP.            COM              24702R101      845    24700 SH       SOLE                    24700
E*TRADE GROUP INC              COM              269246104     1077    61200 SH       SOLE                    61200
EBAY INC                       COM              278642103     2591    62900 SH       SOLE                    62900
EMC CORP                       COM              268648102     9486   733100 SH       SOLE                   724600              8500
EMDEON CORP                    COM              290849108     5975   539237 SH       SOLE                   532237              7000
EXXON MOBIL CORP               COM              30231G102     2688    42300 SH       SOLE                    42300
Echostar Communications-A      COM              278762109     3392   114700 SH       SOLE                   114700
FREEPORT MCMORAN COPPER        COM              35671D857     1438    29600 SH       SOLE                    29600
FUELCELL ENERGY INC            COM              35952H106      219    20000 SH       SOLE                                      20000
GENERAL ELECTRIC CORP.         COM              369604103     6616   196500 SH       SOLE                   196500
GOLDMAN SACHS                  COM              38141G104     1836    15100 SH       SOLE                    15100
HEALTH MANAGEMENT CL A         COM              421933102      502    21400 SH       SOLE                    21400
HOME DEPOT INC COM             COM              437076102     3364    88200 SH       SOLE                    88200
INTEL CORP.                    COM              458140100     8726   354000 SH       SOLE                   349500              4500
JOHNSON & JOHNSON              COM              478160104     2088    33000 SH       SOLE                    33000
JUNIPER NETWORKS               COM              48203r104     4546   191000 SH       SOLE                   191000
KEY ENERGY GROUP INC           COM              492914106      147    10000 SH       SOLE                                      10000
KINROSS GOLD CORP.             COM              496902404      161    21000 SH       SOLE                                      21000
LOWES COS INC COM              COM              548661107     2415    37500 SH       SOLE                    37500
LUCENT TECHNOLOGIES INC        COM              549463107    10192  3136100 SH       SOLE                  3076100             60000
MCKESSON HBOC Inc              COM              58155Q103     9352   197100 SH       SOLE                   197100
MEDIMMUNE INCC                 COM              584699102     4230   125700 SH       SOLE                   125700
MELLON BANK                    COM              58551A108     1877    58700 SH       SOLE                    58700
MICRON TECHNOLOGY              COM              595112103     1990   149600 SH       SOLE                   140600              9000
MICROSOFT CORP COM             COM              594918104     5913   229800 SH       SOLE                   227400              2400
NEWMONT MINING CORP            COM              651639106     7467   158300 SH       SOLE                   158300
Nasdaq Stock Martket Inc       COM              631103108     5438   214500 SH       SOLE                   214500
ORACLE SYSTEMS CORP            COM              68389X105     4154   335000 SH       SOLE                   329700              5300
PAYCHEX, INC.                  COM              704326107     1795    48400 SH       SOLE                    48400
PFIZER INC                     COM              717081103     1805    72300 SH       SOLE                    71300              1000
PRAXAIR INC                    COM              74005P104      431     9000 SH       SOLE                     9000
PRIDE INTERNATIONAL INC        COM              74153Q102     3447   120900 SH       SOLE                   120900
QUANTUM FUEL SYSTEMS TECHNOLOG COM              74765E109      121    29500 SH       SOLE                                      29500
RAE SYSTEMS INC                COM              75061p102       52    15000 SH       SOLE                                      15000
RED HAT INC                    COM              756577102     4954   233800 SH       SOLE                   223800             10000
RITE AID CORP.                 COM              767754104     5981  1541400 SH       SOLE                  1499300             42100
ROWAN COMPANIES INC.           COM              779382100      987    27800 SH       SOLE                    27800
SCHERING PLOUGH CORP           COM              806605101     5488   260700 SH       SOLE                   255700              5000
STILLWATER MINING CO           COM              86074q102      224    24500 SH       SOLE                                      24500
SUN MICROSYSTEMS               COM              866810104      104    26500 SH       SOLE                                      26500
SYMANTEC                       COM              871503108     6043   266700 SH       SOLE                   266700
TIDEWATER INC                  COM              886423102     5597   115000 SH       SOLE                   115000
TIME WARNER INC.               COM              887317105     5750   317500 SH       SOLE                   317500
UNITED PARCEL SVC INC CL B     COM              911312106     5116    74000 SH       SOLE                    74000
VERISIGN INC                   COM              92343E102     1071    50100 SH       SOLE                    50100
WYETH                          COM              983024100     3415    73800 SH       SOLE                    73800
YAHOO! INC                     COM              984332106     2379    70300 SH       SOLE                    70300